Fair Value - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 22, 2020	Dec. 31, 2017
IPO
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Public offering price per share				$ 17.00
Grant Liability
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Additional grant liability	$ 464,000	$ 100,000	$ 164,000
Total grant liability	$ 1,500,000	$ 1,036,000	$ 936,000		$ 772,000